Taxes	6 Months Ended
Jun. 30, 2026
Taxes [Abstract]
TAXES
15.	TAXES

Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

YBT is incorporated in the British Virgin Islands and is not subject to tax on income or capital gains under current British Virgin Islands law. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

China SOS is incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception. Under Hong Kong tax law, China SOS is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

PRC

The subsidiaries including WOFE, Qingdao SOS, SOS Mongolia, SOS Auto Service, Common Prosperity Technology, Weigou International Trading and SOS Trading are governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case- by-case basis.

Significant components of the provision for income taxes are as follows:

	Six months ended June 30, 2025	Six months ended June 30, 2026
Current	$5	$(1)
Income tax expenses	$5	$(1)

The following table reconciles China statutory rates to the Company’s effective tax rate:

	Six months ended June 30,	Six months ended June 30,
	2026	2025
China statutory income tax rate	25%	25%
Change in valuation allowance	(25)	(25)%
Effective tax rate	-	-

The Company has incurred tax losses in certain jurisdictions. While these losses may be available for carryforward, management has determined that it is not more likely than not that sufficient taxable income will be available to realize the related deferred tax assets. Accordingly, a full valuation allowance has been recorded against the deferred tax assets as management concluded that it is more likely than not that such deferred tax assets will not be realized.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits and measures the unrecognized benefits associated with the tax positions. As of June 30, 2026 and December 31, 2025,   the Company did not have any significant unrecognized uncertain tax positions.

The Company did not incur any interest and penalties tax for the six months ended June 30, 2026 and 2025. The Company does not anticipate any significant increases or decreases in unrecognized tax benefits in the next twelve months from June 30, 2026.

Value added tax

All of the Company’s service revenues that are earned and received in the PRC are subject to a Chinese VAT. The rate of Chinese VAT is 6%.

Taxes recoverable consisted of the following:

	December 31, 2025	June 30, 2026
VAT taxes recoverable	$1,855	1,854
Corporate income tax payable	(95)	(97)
Other taxes payable	(71)	(67)
Total	$1,689	1,690